Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021
Subsequent Events
Granted				6,472,725
Options granted exercise price				$ 0.42
Subsequent events.
Subsequent Events
Vesting term	4 years
Granted	2,262,925
Options granted exercise price	$ 2.32
Aggregate grant-date fair value of the options granted	$ 5.2
Vest on January 1, 2023, provided that the Company has achieved its annual bookings goal for fiscal year 2022
Subsequent Events
Vesting percentage				50.00%
Vest on January 1, 2024 if and only if the bookings goal was achieved and subject to the grantee's continued service through the applicable vesting date
Subsequent Events
Vesting percentage				50.00%
Unvested restricted stock units | Subsequent events.
Subsequent Events
Awards granted	4,425,142	4,425,142	4,425,142
Grant-date fair value	$ 15.5	$ 15.5	$ 15.5
Vesting term	4 years	4 years	4 years
Performance stock units | Subsequent events.
Subsequent Events
Awards granted	934,000